RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7) (CAD) In Millions, unless otherwise specified																														6 Months Ended				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Level 3	Dec. 31, 2013 Level 3	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Minimum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Maximum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Weighted average price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Minimum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Maximum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Weighted average price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial Power	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Minimum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Maximum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Weighted average price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Minimum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Maximum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Weighted average price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Minimum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Maximum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Weighted average price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Minimum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Maximum price	Jun. 30, 2014 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Weighted average price	Jun. 30, 2014 Option model valuation technique Level 3 Commodity Options Crude oil	Jun. 30, 2014 Option model valuation technique Level 3 Commodity Options Crude oil Minimum price	Jun. 30, 2014 Option model valuation technique Level 3 Commodity Options Crude oil Maximum price	Jun. 30, 2014 Option model valuation technique Level 3 Commodity Options Crude oil Weighted average price	Jun. 30, 2014 Option model valuation technique Level 3 Commodity Options NGL	Jun. 30, 2014 Option model valuation technique Level 3 Commodity Options NGL Minimum price	Jun. 30, 2014 Option model valuation technique Level 3 Commodity Options NGL Maximum price	Jun. 30, 2014 Option model valuation technique Level 3 Commodity Options NGL Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(1,552)	(1,434)	(172)	(164)	3				(6)				(146)				(10)				(16)				6				(5)				2
Forward price						3.95	5.25	4.60		0.29	2.20	1.33		43.00	79.20	58.34		3.50	5.31	4.39		82.85	122.61	99.87		0.04	2.39	1.65
Option Volatility (as a percent)																														14.00%	18.00%	16.00%		24.00%	30.00%	26.00%